Schedule of Investments in Unconsolidated Variable Interest Entities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment in unconsolidated variable interest entities	$ 1,173,577	$ 1,237,865	$ 1,489,934
HRCFG INVO, LLC [Member]
Ownership percentage	50.00%	50.00%
Investment in unconsolidated variable interest entities	$ 1,048,872	$ 1,106,905	1,387,495
Positib Fertility S.A. de C.V. [Member]
Ownership percentage	33.00%	33.00%
Investment in unconsolidated variable interest entities	$ 124,705	$ 130,960	$ 102,439